COMMITMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

16. COMMITMENTS

Non-cancellable operating leases

The following table sets forth our contractual obligations as of June 30, 2024.

	Payment due by June 30,
	Total	2025	2026	2027	2028
Operating lease commitments for property management expenses under lease agreements	$26,440	$26,440	$-	$-	$-

17. COMMITMENTS

Non-cancellable operating leases

The following table sets forth our contractual obligations as of December 31, 2023.

	Payment due by December 31
	Total	2024	2025	2026	2027
Operating lease commitments for property management expenses under lease agreements	$50,613	$44,498	$6,115	$-	$-